Net Income (Loss) per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock (in thousands, except per share data):

Three Months Ended March 31, 2022
Numerator
Net loss before allocation to noncontrolling interest	$(37,903)
Net loss attributable to noncontrolling interest	(27,182)
Net loss attributable to common stockholders - basic and diluted	$(10,721)
Denominator
Weighted-average shares of Class A common stock outstanding - basic and diluted	51,760,520
Earnings per share of Class A common stock - basic and diluted	$(0.21)

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A Common Stock (in thousands, except share data):

Year ended December 31, 2021
Numerator
Net loss before allocation to noncontrolling interest	$(73,261)
Net loss attributable to AST LLC pre Business Combination	(11,580)
Net loss attributable to the noncontrolling interest post Business Combination	(42,708)
Net loss attributable to common stockholders - basic and diluted	$(18,973)
Denominator
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	51,729,785
Earnings per share of Class A Common Stock - basic and diluted	$(0.37)